CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,119	$ 67,531
Restricted cash	250	12,606
Trade receivables, net	12,522	6,025
Other receivables	3,398	2,333
Due from related parties	82	100
Inventories	1,686	2,986
Prepaid expenses	2,520	1,909
Due from managing agents	0	587
Backlog asset	2,404	8,492
Deferred charges, net	5,742	0
Total current assets	33,723	102,569
Restricted cash	31	30,700
Vessels under construction	7,055	32,253
Assets held for sale	86,082	0
Vessels and other fixed assets, net	269,519	455,416
Goodwill	0	81,590
Backlog asset	342	46,165
Deferred charges, net	0	13,040
Total non-current assets	363,029	659,164
Total assets	396,752	761,733
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	339,722	26,773
Accounts payable, trade	38,927	35,876
Senior convertible 7% notes, net	53,391	0
Accrued liabilities	32,489	17,370
Capital lease obligations	107,527	7,648
Deferred charter revenue	0	476
Deferred income	2,111	880
Derivative financial instruments	8,808	5,319
Due to related parties	445	115
Due to managing agent	184	282
Total current liabilities	583,604	94,739
Non-current liabilities
Derivative financial instruments	0	4,642
Senior convertible 7% notes, net	0	45,230	[1]
Capital lease obligations	0	77,319
Unearned profit	9,083	10,399
Deferred charter revenue	0	91
Deferred income	800	1,325
Other non-current liabilities	5,699	20,665
Long-term debt	0	421,042
Total non-current liabilities	15,582	580,713	[1]
Total liabilities	599,186	675,452	[1]
Commitments and contingencies
Shareholders' equity
Preference Shares, $0.01 par value, 500 million shares authorized, none issued	0	0
Common Shares, $0.01 par value, 1 billion shares authorized, 7.8 million and 7.3 million shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively	79	74
Additional paid-in capital	209,956	208,281
Accumulated deficit	(412,469)	(122,074)	[1]
Total shareholders' equity	(202,434)	86,281	[1]
Total liabilities and shareholders' equity	$ 396,752	$ 761,733

[1]	As restated, see also Note 3